Credit Facilities (Future Principal Payments of Outstanding Debt) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
2020 (remainder)	$ 577
2021	1,321
2022	4,062
2023	206,498
2024	155,592
Thereafter	887,827
Total	1,255,877
Mortgages
Debt Instrument [Line Items]
2020 (remainder)	577
2021	1,191
2022	1,242
2023	6,383
2024	1,095
Thereafter	540,449
Total	550,937	$ 537,533
Credit Facility
Debt Instrument [Line Items]
2020 (remainder)	0
2021	130
2022	2,820
2023	200,115
2024	154,497
Thereafter	347,378
Total	$ 704,940